Annual Fund Operating Expenses - John Hancock Emerging Markets Equity Fund	Sep. 17, 2020
Class A
Operating Expenses Abstract
Management fee	0.92%
Distribution and service (Rule 12b-1) fees	0.30%
Service plan fee	none
Additional other expenses	0.20%
Total other expenses	0.20%
Acquired fund fees and expenses	0.01%	[1]
Total annual fund operating expenses	1.43%	[2]
Contractual expense reimbursement4	(0.14%)	[3]
Total annual fund operating expenses after expense reimbursements	1.29%
Class C
Operating Expenses Abstract
Management fee	0.92%
Distribution and service (Rule 12b-1) fees	1.00%
Service plan fee	none
Additional other expenses	0.20%
Total other expenses	0.20%
Acquired fund fees and expenses	0.01%	[1]
Total annual fund operating expenses	2.13%	[2]
Contractual expense reimbursement4	(0.14%)	[3]
Total annual fund operating expenses after expense reimbursements	1.99%
Class I
Operating Expenses Abstract
Management fee	0.92%
Distribution and service (Rule 12b-1) fees	none
Service plan fee	none
Additional other expenses	0.20%
Total other expenses	0.20%
Acquired fund fees and expenses	0.01%	[1]
Total annual fund operating expenses	1.13%	[2]
Contractual expense reimbursement4	(0.14%)	[3]
Total annual fund operating expenses after expense reimbursements	0.99%
Class R2
Operating Expenses Abstract
Management fee	0.92%
Distribution and service (Rule 12b-1) fees	0.25%
Service plan fee	0.25%	[4]
Additional other expenses	0.10%
Total other expenses	0.35%
Acquired fund fees and expenses	0.01%	[1]
Total annual fund operating expenses	1.53%	[2]
Contractual expense reimbursement4	(0.14%)	[3]
Total annual fund operating expenses after expense reimbursements	1.39%
Class R4
Operating Expenses Abstract
Management fee	0.92%
Distribution and service (Rule 12b-1) fees	0.25%
Service plan fee	0.10%	[4]
Additional other expenses	0.10%
Total other expenses	0.20%
Acquired fund fees and expenses	0.01%	[1]
Total annual fund operating expenses	1.38%	[2]
Contractual expense reimbursement4	(0.24%)	[3],[5]
Total annual fund operating expenses after expense reimbursements	1.14%
Class R6
Operating Expenses Abstract
Management fee	0.92%
Distribution and service (Rule 12b-1) fees	none
Service plan fee	none
Additional other expenses	0.10%
Total other expenses	0.10%
Acquired fund fees and expenses	0.01%	[1]
Total annual fund operating expenses	1.03%	[2]
Contractual expense reimbursement4	(0.14%)	[3]
Total annual fund operating expenses after expense reimbursements	0.89%

[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average daily net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor contractually agrees to reduce its management fee by an annual rate of 0.13% of the fund’s average daily assets. This agreement expires on February 28, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[4]	"Service plan fee" has been restated to reflect maximum allowable fees.
[5]	The distributor contractually agrees to limit its Rule 12b-1 fees for Class R4 shares to 0.15%. This agreement expires on February 28, 2021, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.